Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories
Schedule of inventories by major category

	December 31,
	2010	2011
	RMB	RMB	US$
Raw materials	1,182,606	628,818	99,909
Work-in-progress	588,582	346,126	54,994
Finished goods	753,768	1,695,975	269,463
Total inventories	2,524,956	2,670,919	424,366